Commitments and Contingencies - Additional Information (Details) £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) Investment	Dec. 31, 2021 USD ($) Investment	Dec. 31, 2020 USD ($)	Dec. 31, 2022 GBP (£) Investment	Dec. 31, 2022 CAD ($) Investment	Dec. 31, 2022 AUD ($) Investment	Dec. 31, 2022 CHF (SFr) Investment	Dec. 31, 2022 SGD ($) Investment	Apr. 01, 2022 USD ($)	Dec. 31, 2021 GBP (£) Investment	Dec. 31, 2021 CAD ($) Investment	Dec. 31, 2021 AUD ($) Investment	Dec. 31, 2021 CHF (SFr) Investment	Dec. 31, 2021 SGD ($) Investment	Sep. 30, 2021 USD ($)	Dec. 23, 2019 USD ($)	Dec. 20, 2017 USD ($)
Restricted Cash And Collateral [Line Items]
Restricted assets			$ 471.3	$ 539.8
Other investments (equity method)	[1]		$ 221.3	$ 151.3
Total as percent of investable assets			59.40%	59.70%
Investment in the period			$ 2.0	$ 3.2
Commitment to invest in private assets			377.9	205.1	$ 92.8
Investable assets held by the Company			7,100.0	7,800.0
Investable assets held by insurance regulators			$ 489.5	565.8
Minimum capital required | £						£ 0.4						£ 0.4
Percentage of reinsurance liabilities			100.00%			100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 1,166.4	1,470.5
Assets held-in-trust			1,389.5	1,581.9
Regulatory deposits			6.7	6.9
Deposit with states			$ 6.5	$ 6.4
Number of investments | Investment			1	1		1	1	1	1	1		1	1	1	1	1
MVI
Restricted Cash And Collateral [Line Items]
Investment in the period		$ 0.8		$ 0.4
Multi-Line Insurer
Restricted Cash And Collateral [Line Items]
Other investments (equity method)																		$ 5.0
Investment in the period			$ 1.6	2.5
Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund			20.0
Assets held-in-trust			509.2	519.7
Us Surplus Lines Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			215.1	216.0
Canadian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			137.2				$ 185.8						$ 196.8
Australian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			124.7					$ 183.9						$ 226.6
Swiss Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			10.2						SFr 9.4						SFr 8.0
Singapore Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			$ 130.3							$ 174.7						$ 178.0
Bermuda
Restricted Cash And Collateral [Line Items]
Percentage of reinsurance liabilities			100.00%			100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 380.3	450.4
Limited Partner | Real estate fund
Restricted Cash And Collateral [Line Items]
Restricted assets											$ 10.0						$ 20.0		$ 100.0
Other investments (equity method)			$ 221.3	$ 151.3

[1]	Other investments includes related party investments of $25.3 million in Apollo Real Estate Fund and $12.7 million in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million) which are held in trusts.